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J.P. Morgan Series Trust
60 State Street, Suite 1300
Boston, Massachusetts 02109
(617) 557-0700

July 14, 1998

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE:      Rule 24f-2 Notice for J.P. Morgan Series Trust with respect to:
            J.P. Morgan California Bond Fund
                  Institutional Shares
                  Select Shares
           (Registration Statement File No. 333-11125)

Ladies and Gentlemen:

The purpose of this letter is to notify the Commission within 90 days of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above-referenced rule is as follows:

1.       Name and address of Issuer:     J.P. Morgan Series Trust
                                         60 State Street, Suite 1300
                                         Boston, MA  02109

2. Name of each series or class of securities for which this Form is filed leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

                                         J.P. Morgan California Bond Fund
                                            Institutional Shares
                                            Select Shares

3.        Investment Company Act File Number:  811-07795
          Securities Act File Number:   333-11125

4(a). Last day of fiscal year for which this notice is filed: April 30, 1998

4(b).    [ ] Check box if this Form is being  filed late  (i.e.,  more than 90 days after the end of the  issuer's fiscal year).




Division of Investment Management
Securities and Exchange Commission
July 14, 1998
Page 2


Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

     4(c). [] Check box if this is the last time the issuer will be filing this Form.


5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $64,987,719

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $28,680,279

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $ 0

                  (iv) Total available redemption credits [add Items 5(ii) and 5(iii)]: $28,680,279

                  (v)        Net  sales -- if Item  5(i) is  greater  than  Item
                             5(iv)   [subtract   Item  5(iv)  from  Item  5(i)]:
                             $36,307,440

                  (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $(0)

                  (vii)   Multiplier  for  determining   registration  fee  (see
instruction C.8): x.000295

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due) =$10,710.69
                  =============

     6. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$

     7. Total of the amount of the registration fee due plus any interest due [Item 5(vii) plus Item 6]: =$10,710.69
                            =============




Division of Investment Management
Securities and Exchange Commission
July 14, 1998
Page 3



     8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: July 14, 1998

         Account Number: 0001016937


         Method of Delivery:

                                    [X]     Wire Transfer
                                    [ ]     Mail or other means


This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         J.P. MORGAN SERIES TRUST



         By: ____________________________________
         Mary Jo Pace
         Vice President and Assistant Treasurer


July 14, 1998